Schedule of Warrants Valuation - June 21, 2011 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Warrant Valuation - June 21, 2011 1	117.00%
Additional Paid-in Capital Schedule Of Warrant Valuation - June 21, 2011 2	3
Additional Paid-in Capital Schedule Of Warrant Valuation - June 21, 2011 3	0.69%
Additional Paid-in Capital Schedule Of Warrant Valuation - June 21, 2011 4	$ 0